Legal Proceedings and Contingent Liabilities	6 Months Ended
Jun. 30, 2018
Legal Proceedings and Contingent Liabilities
Legal Proceedings and Contingent Liabilities

5   LEGAL PROCEEDINGS AND CONTINGENT LIABILITIES

AstraZeneca is involved in various legal proceedings considered typical to its business, including litigation and investigations relating to product liability, commercial disputes, infringement of intellectual property rights, the validity of certain patents, anti-trust law and sales and marketing practices. The matters discussed below constitute the more significant developments since publication of the disclosures concerning legal proceedings in the Company’s Annual Report and Form 20‑F Information 2017 (the Disclosures). Unless noted otherwise below or in the Disclosures, no provisions have been established in respect of the claims discussed below.

As discussed in the Disclosures, for the majority of claims in which AstraZeneca is involved it is not possible to make a reasonable estimate of the expected financial effect, if any, that will result from ultimate resolution of the proceedings. In these cases, AstraZeneca discloses information with respect only to the nature and facts of the cases but no provision is made.

In cases that have been settled or adjudicated, or where quantifiable fines and penalties have been assessed and which are not subject to appeal, or where a loss is probable and we are able to make a reasonable estimate of the loss, we record the loss absorbed or make a provision for our best estimate of the expected loss.

The position could change over time and the estimates that we have made and upon which we have relied in calculating these provisions are inherently imprecise. There can, therefore, be no assurance that any losses that result from the outcome of any legal proceedings will not exceed the amount of the provisions that have been booked in the accounts. The major factors causing this uncertainty are described more fully in the Disclosures and herein.

AstraZeneca has full confidence in, and will vigorously defend and enforce, its intellectual property.

Matters previously disclosed in respect of the first quarter of 2018 and to 18 May 2018

Patent litigation

Calquence (acalabrutinib)

US patent proceedings

As previously disclosed, in November 2017, Pharmacyclics LLC (Pharmacyclics, a company in the AbbVie group) filed a patent infringement lawsuit in the District Court of Delaware (the District Court) against Acerta Pharma and AstraZeneca. A trial has been scheduled for June 2020. In April 2018, AstraZeneca and Acerta Pharma filed a complaint in the District Court against Pharmacyclics and AbbVie, Inc. alleging that their drug, Imbruvica, infringes a US patent owned by Acerta Pharma.

Brilinta (ticagrelor)

US patent proceedings

As previously disclosed, in 2015, in response to Paragraph IV notices from multiple Abbreviated New Drug Application (ANDA) filers, AstraZeneca filed patent infringement lawsuits in the US District Court for the District of Delaware (the District Court) relating to patents listed in the FDA Orange Book with reference to Brilinta. In the first quarter of 2018, AstraZeneca entered into separate settlements with a number of the ANDA filers and the District Court entered consent judgments to dismiss several of the litigations. AstraZeneca continues to litigate in the District Court against additional ANDA filers. Trial may be scheduled as soon as late August 2018.

Farxiga (dapagliflozin)

US patent proceedings

In May 2018, AstraZeneca initiated ANDA litigation against Zydus Pharmaceuticals (USA) Inc. (Zydus) in the US District Court for the District of Delaware. In its complaint, AstraZeneca alleges that Zydus’ generic version of Farxiga, if approved and marketed, would infringe AstraZeneca’s US Patents Nos. 6,414,126 and 6,515,117. AstraZeneca has also filed a further action in the US District Court for the District of New Jersey.

Crestor (rosuvastatin calcium)

Patent proceedings outside the US

As previously disclosed, in Australia, AstraZeneca has taken a provision in respect of damages claims from generic entities and the Commonwealth of Australia in relation to alleged losses suffered in connection with AstraZeneca’s enforcement of Crestor patents which were subsequently found invalid. In February 2018, AstraZeneca settled the claim from Apotex Pty Ltd (and other related Apotex entities). The claims from all generic entities have now been settled. The claim from the Commonwealth of Australia remains outstanding.

Pulmicort Respules (budesonide inhalation suspension)

US patent proceedings

As previously disclosed, in February 2015, the US District Court for the District of New Jersey (the District Court) determined that the asserted claims of US Patent No. 7,524,834, which covered Pulmicort Respules, were invalid following challenges brought by Apotex, Inc. and Apotex Corp., Breath Limited, Sandoz, Inc. and Watson Laboratories, Inc. (together, the Generic Challengers). In May 2015, the US Court of Appeals for the Federal Circuit affirmed the District Court’s decision. Since 2009, various injunctions were issued in this matter. Damages claims based on those injunctions have been filed by the Generic Challengers. No trial for the damages claims is currently scheduled. A provision has been taken.

Daliresp (roflumilast)

US patent proceedings

As previously disclosed, in 2015, in response to Paragraph IV notices from multiple ANDA filers, AstraZeneca filed patent infringement lawsuits in the US District Court for the District of New Jersey (the District Court) relating to patents listed in the FDA Orange Book with reference to Daliresp. From January through April 2018, AstraZeneca entered into separate settlements with a number of the ANDA filers and the District Court entered consent judgments to dismiss each of the remaining litigations.

Losec/Prilosec (omeprazole)

Patent proceedings outside the US

As previously disclosed, in Canada, in 2004, AstraZeneca brought proceedings against Apotex Inc. (Apotex) for infringement of several patents related to Losec. In February 2015, the Federal Court of Canada (the Federal Court) found that Apotex had infringed the Losec formulation patent (Canadian Patent No. 1,292,693). In July 2017, after a reference to account for Apotex’s profits earned as a result of the infringement, the Federal Court issued its decision describing how the quantification of monies owed to AstraZeneca should proceed. Apotex appealed. In February 2018, AstraZeneca and Apotex entered into a settlement agreement, under which Apotex agreed to pay AstraZeneca CAD 435m (USD 352m), concluding all Losec patent litigation in Canada.

Product liability litigation

Onglyza (saxagliptin) and Kombiglyze (saxagliptin and metformin)

As previously disclosed, in the US, AstraZeneca is defending various lawsuits alleging heart failure, cardiac injuries, and/or death from treatment with Onglyza or Kombiglyze. In February 2018, the Judicial Panel on Multidistrict Litigation ordered the transfer of various pending federal actions to the Eastern District of Kentucky (the District) for consolidated pretrial proceedings with the federal actions pending in the District. The previously disclosed California state court coordinated proceeding remains pending in California.

Commercial litigation

Telephone Consumer Protection Act litigation

As previously disclosed, in the US, in December 2016, AstraZeneca and several other entities were served with a complaint filed in the US District Court for the Southern District of Florida that alleges, among other things, violations of the Telephone Consumer Protection Act caused by the sending of unsolicited advertisements by facsimile. This matter has been dismissed.

Toprol-XL (metoprolol succinate)

As previously disclosed, in the US, in February 2016, a Louisiana state court (the Trial Court) dismissed a civil lawsuit that was filed by the Attorney General for the State of Louisiana (the State) against AstraZeneca, which alleged unlawful monopolisation and unfair trade practices in connection with enforcement of patents for Toprol-XL. The State appealed the Trial Court’s dismissal. In April 2018, the Louisiana Court of Appeals for the First Circuit (the Appellate Court) reversed the dismissal and remanded the case back to the Trial Court for further proceedings. In May 2018, AstraZeneca filed a writ with the Louisiana Supreme Court seeking review of the Appellate Court’s decision.

Matters disclosed in respect of the second quarter of 2018 and to 26 July 2018

Patent litigation

Faslodex (fulvestrant)

US patent proceedings

As previously disclosed, AstraZeneca has filed patent infringement lawsuits in the US District Court for the District of New Jersey (the District Court) relating to four patents listed in the FDA Orange Book with reference to Faslodex after receiving a number of Paragraph IV notices relating to multiple ANDAs seeking FDA approval to market generic versions of Faslodex, prior to the expiration of AstraZeneca’s patents. In July 2016, AstraZeneca settled one of these, the lawsuit brought against Sandoz, Inc (Sandoz), and the District Court entered a consent judgment, which included an injunction preventing Sandoz from launching a generic fulvestrant product until March 2019, or earlier in certain circumstances. In 2016 and 2017, AstraZeneca resolved the lawsuits against all of the additional ANDA filers, and the District Court also entered consent judgments ending those lawsuits. In June and July 2018, AstraZeneca received Paragraph IV notices from two new ANDA filers seeking FDA approval to market generic versions of Faslodex, prior to the expiration of AstraZeneca’s patents. AstraZeneca filed patent infringement lawsuits against both new ANDA filers.

Patent proceedings outside the US

In France, in June 2018, the Commercial Court of Nanterre denied AstraZeneca’s request for a preliminary injunction against Sandoz SAS (Sandoz) to prevent a potential launch of its generic Faslodex in France. Additionally, in June 2018, Sandoz served AstraZeneca with an invalidation writ against European Patent Nos. EP 2,266,573, EP 1,250,138 and EP 1,272,195.

In Italy, in February 2015, Actavis Group Ptc ehf and Actavis Italy S.p.A. filed an action alleging that AstraZeneca’s European Patent No. EP 1,250,138 (the ‘138 patent) was invalid. In July 2018, the Court of Turin determined that the ‘138 patent is invalid.

As previously disclosed, in May 2017, the Opposition Division of the European Patent Office revoked European Patent No. EP 2,266,573. AstraZeneca appealed the decision and the appeal has been scheduled for January 2019.

Brilinta (ticagrelor)

Patent proceedings outside the US

As previously disclosed, in China, in 2017, Shenzhen Salubris Pharmaceuticals Co., Ltd. filed an action in the Chinese State Intellectual Property Office (SIPO) in relation to Chinese Patent No. ZL99815926.3 (the Ticagrelor Patent) claiming the active ingredient in Brilinta, ticagrelor, was invalid. In October 2017, the Patent Reexamination Board of SIPO subsequently issued a decision invalidating the Ticagrelor Patent. AstraZeneca appealed the invalidation decision to the Beijing Intellectual Property Court and an oral hearing took place in July 2018. The decision of the Beijing Intellectual Property Court is awaited.

Farxiga (dapagliflozin)

US patent proceedings

As previously disclosed, in May 2018, AstraZeneca initiated ANDA litigation against Zydus Pharmaceuticals (USA) Inc. (Zydus) in the US District Court for the District of Delaware. In its complaint, AstraZeneca alleged that Zydus’ generic version of Farxiga, if approved and marketed, would infringe AstraZeneca’s US Patents Nos. 6,414,126 and 6,515,117. In June 2018, Zydus filed a counter-claim alleging that AstraZeneca’s US Patents Nos. 7,851,502; 7,919,589; 8,221,786; 8,361,972; 8,501,698; 8,685,934; and 8,716,251, which are listed in the FDA Orange Book for Farxiga, are invalid and/or not infringed.

Onglyza (saxagliptin) and Kombiglyze (saxagliptin and metformin)

US patent proceedings

As previously disclosed, in February 2017, the US District Court for the District of Delaware (the District Court) issued a decision upholding the validity of US Patent No. RE44,186 (the ’186 patent), listed in the FDA Orange Book with reference to Onglyza and/or Kombiglyze XR. In August 2017, the US Patent and Trademark Office (USPTO) issued a decision in an inter partes review upholding the challenged claims of the ’186 patent. Mylan Pharmaceuticals Inc. (Mylan) appealed the District Court’s decision and the USPTO’s decision to the US Court of Appeals for the Federal Circuit. In May 2018, AstraZeneca and Mylan settled these two appeals. The matter is now closed.

Crestor (rosuvastatin calcium)

Patent proceedings outside the US

As previously disclosed, in Australia, AstraZeneca had taken a provision in respect of damages claims from generic entities and the Commonwealth of Australia in relation to alleged losses suffered in connection with AstraZeneca’s enforcement of Crestor patents which were subsequently found invalid. As previously disclosed, all claims from the generic entities have been settled. In May 2018, AstraZeneca settled the claim from the Commonwealth of Australia and as a result, all of the claims related to this matter have now been resolved.

Pulmicort Respules (budesonide inhalation suspension)

US patent proceedings

As previously disclosed, in February 2015, the US District Court for the District of New Jersey (the District Court) determined that the asserted claims of US Patent No. 7,524,834, which covered Pulmicort Respules, were invalid following challenges brought by Apotex, Inc. and Apotex Corp., Breath Limited, Sandoz, Inc. and Watson Laboratories, Inc. (together, the Generic Challengers). In May 2015, the US Court of Appeals for the Federal Circuit affirmed the District Court’s decision. Since 2009, various injunctions were issued in this matter. Damages claims based on those injunctions were filed by the Generic Challengers. In June 2018, AstraZeneca and the Generic Challengers settled these claims. The matter is now closed.

Nexium (esomeprazole magnesium)

Patent proceedings outside the US

As previously reported, in Canada, in July 2014, the Federal Court of Canada found the Nexium substance patent (Canadian Patent No. 2,139,653 (the ‘653 patent)) invalid and not infringed by Apotex Inc. In July 2015, AstraZeneca’s appeal was dismissed. AstraZeneca was granted leave to appeal to the Supreme Court of Canada (the Supreme Court). In June 2017, the Supreme Court granted AstraZeneca’s appeal and found the ‘653 patent valid. Apotex appealed the Supreme Court’s decision. AstraZeneca commenced proceedings to collect damages. In June 2018, the parties settled all outstanding proceedings. The matter is now closed.

Product liability litigation

Nexium (esomeprazole magnesium) and Losec/Prilosec (omeprazole)

As previously disclosed, in the US, AstraZeneca is defending various lawsuits involving multiple plaintiffs claiming that they have been diagnosed with kidney injuries following treatment with proton pump inhibitors, including Nexium and Prilosec and, in August 2017, pending federal court cases were consolidated in a multidistrict litigation (MDL) proceeding in federal court in New Jersey for pre-trial purposes. An initial trial date has been scheduled in the MDL for September 2020.

Seroquel (quetiapine fumarate)

In June 2018, AstraZeneca was named in a lawsuit filed in Illinois involving one plaintiff alleging Brugada Syndrome from treatment with Seroquel.

Commercial litigation

Nexium settlement anti-trust litigation

As previously disclosed, AstraZeneca was a defendant in a multidistrict litigation class action and individual lawsuit alleging that AstraZeneca’s settlements of certain patent litigation in the US relating to Nexium violated US anti-trust law and various state laws. As previously disclosed, a trial in the US District Court for the District of Massachusetts returned a verdict in favour of AstraZeneca, and the federal appeals for this verdict were subsequently concluded. As previously disclosed, two lawsuits with similar allegations were filed in Pennsylvania state court by various indirect purchasers of Nexium. These cases had been stayed pending the outcome of the federal court litigation, but AstraZeneca was informed in June 2018 that both matters were administratively closed by the state court. This matter is accordingly concluded.

Other legal matters

Iraq Ministry of Health litigation/anti-corruption probe

As previously disclosed, in the US, in October 2017, AstraZeneca and certain other pharmaceutical and/or medical device companies were named as defendants in a complaint filed in federal court in the District of Columbia by US nationals (or their estates, survivors, or heirs) who were killed or wounded in Iraq between 2005 and 2009 (the Lawsuit). The plaintiffs allege that the defendants violated the US Anti-Terrorism Act and various state laws by selling pharmaceuticals and medical supplies to the Iraqi Ministry of Health. In addition, AstraZeneca has received an inquiry from the US Department of Justice in connection with an anti-corruption investigation relating to activities in Iraq, including interactions with the Iraqi government and certain of the same matters alleged in the Lawsuit.